Short-Term Government Securities Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BofA 1-5 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.41%	1.05%	1.37%
Short-Term Government Securities Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.07%	0.98%	1.12%
Short-Term Government Securities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.72%	0.20%	0.47%
Short-Term Government Securities Fund | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.81%	0.43%	0.58%